Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Accumulated amortization and impairment	$ (378)
Cloud computing transition adjustment	0	$ 36
Amortization	302	260
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		12,198
Accumulated amortization and impairment	(7)	(7)
Cloud computing transition adjustment		0
Acquisitions (Note 25)	200	77
Additions - internally developed		0
Foreign currency translation and other	(52)	(49)
Disposals	0	6
Amortization	0	0
Goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,220
Ending Balance	12,368	12,220
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,227
Ending Balance	12,375	12,227
Goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		1,515
Accumulated amortization and impairment	(772)	(611)
Cloud computing transition adjustment		0
Acquisitions (Note 25)	59	16
Additions - internally developed		0
Foreign currency translation and other	(13)	(15)
Disposals	1	0
Amortization	166	166
Customer relationships [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,350
Ending Balance	1,229	1,350
Customer relationships [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,961
Ending Balance	2,001	1,961
Customer relationships [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		437
Accumulated amortization and impairment	(326)	(213)
Cloud computing transition adjustment		(34)
Acquisitions (Note 25)	0	0
Additions - internally developed		118
Foreign currency translation and other	14	143
Disposals	1	0
Amortization	122	69
Technology [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	595
Ending Balance	702	595
Technology [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	808
Ending Balance	1,028	808
Technology [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	216
Trade names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		75
Accumulated amortization and impairment	(55)	(47)
Cloud computing transition adjustment		0
Acquisitions (Note 25)	22	0
Additions - internally developed		19
Foreign currency translation and other	1	(3)
Disposals	0	0
Amortization	8	11
Trade names [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	80
Ending Balance	95	80
Trade names [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	127
Ending Balance	150	127
Trade names [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		361
Accumulated amortization and impairment		(304)
Cloud computing transition adjustment		0
Acquisitions (Note 25)	23	0
Additions - internally developed		9
Foreign currency translation and other	(1)	13
Disposals	0	0
Amortization	72	68
Other [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	315
Ending Balance	271	315
Other [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	619
Ending Balance	649	619
Other [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	6
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance		2,388
Accumulated amortization and impairment	(1,531)	(1,175)
Cloud computing transition adjustment		(34)
Acquisitions (Note 25)	104	16
Additions - internally developed		146
Foreign currency translation and other	1	138
Disposals	2	0
Amortization	368	314
Intangible assets other than goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	2,340
Ending Balance	2,297	2,340
Intangible assets other than goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	3,515
Ending Balance	3,828	$ 3,515
Intangible assets other than goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	$ 222